Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Contributions — Contributions to the Plan from Company employees and matching contributions from the Company are recorded when the employee's payroll deductions are made.

Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value or net asset value ("NAV"). Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. NAV is determined by the financial institution sponsoring such funds by dividing the net assets by its units outstanding at the valuation date. See Note 3 for discussion on fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as those held during the year.

Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Administrative Expenses — Plan administrative expenses of approximately $198,018 in 2025 were paid by Plan participants and by Plan forfeitures and are reflected in the Statement of Changes in Net Assets Available for Benefits.

Excess Contributions Payable — The Plan is required to return contributions received during the Plan year in excess of the IRC limits. As of December 31, 2025, the Plan did not have any excess contributions payable.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties — The Plan provides various investment options to its participants. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such a change could materially affect the value of the participants’ account balances, and the amounts reported in the financial statements.